Trade payables and accrued liabilities	12 Months Ended
Dec. 31, 2020
Trade payables and accrued liabilities [Abstract]
Trade payables and accrued liabilities
10.	Trade payables and accrued liabilities

	As of December 31,
In CHF thousands	2020	2019
Trade and other payables	2,184	142
Total trade and other payables	2,184	142

Accrued research and development costs	5,298	7,228
Accrued payroll expenses	3,494	2,896
Other accrued expenses	2,293	1,673
Total accrued expenses	11,085	11,797

An accrual of CHF 2.1 million and CHF 1.8 million was recognized for performance-related remuneration within accrued payroll expenses for 2020 and 2019, respectively.